Deferred Income Tax and income Tax Expense - Schedule of Tax on the Group's Profit Before Tax (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Profit before income tax expense	₩ 2,401,363	₩ 571,513	₩ 1,302,620
Statutory income tax expense	623,598	140,517	333,530
Tax effect
Income not taxable for taxation purposes	(12,444)	(37,505)	(30,106)
Non-deductible expenses	46,678	29,192	26,723
Tax credit	(80,056)	(42,422)	(78,459)
Additional payment of income taxes	(3,181)	13,338	(4,991)
Adjustments in deferred tax from changes in tax rate	(22,573)	(25,012)	564
Tax effect and adjustment on consolidation
Goodwill impairment	9,936	52,168	106,010
Changes of out-side tax effect	39,064	(6,160)	4,436
Intangible Asset impairment and amortization	(1,333)	(5,850)	5,892
Reversal expenses of contract cost assets	(10,307)	13,338	9,281
Others	(12,566)	33,241	(42,442)
Income tax expense	₩ 576,816	₩ 164,845	₩ 330,438